Contract Liabilities - Additional information (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2022	Jan. 31, 2022	Feb. 28, 2021	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2023	Mar. 31, 2023	Aug. 31, 2011	Mar. 31, 2011
Summary of Significant Accounting Policies
Accumulated amortization for contract liabilities				$ 7.7	$ 1.0
Fortaleza Knutsen
Summary of Significant Accounting Policies
Term of bareboat charter							12 years		12 years
Recife Knutsen
Summary of Significant Accounting Policies
Term of bareboat charter						12 years		12 years
Tuva Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights			5 years
Additional term				10 years
Live Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights		5 years
Additional term				6 years
Daqing Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights	5 years
Additional term				5 years